Discontinued operations (Tables) - Income/(loss) from discontinued operations	12 Months Ended
Dec. 31, 2016
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Income/(loss) from discontinued operations
in	2014
Operations-related (CHF million)
Net revenues	31
of which German private banking business	27
Operating expenses	35
of which German private banking business	33
Income tax expense/(benefit)	1
Income/(loss), net of tax	(5)
of which German private banking business	(6)
Transaction-related (CHF million)
Gain on disposal	200
of which German private banking business	109
of which CFIG	91
Operating expenses	54
of which German private banking business	48
Income tax expense/(benefit)	39
of which CFIG	42
Income/(loss), net of tax	107
of which German private banking business	61
of which CFIG	49
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	102
of which German private banking business	55
of which CFIG	49

Bank
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Income/(loss) from discontinued operations
in	2014
Operations-related (CHF million)
Net revenues	31
of which German private banking business	27
Operating expenses	35
of which German private banking business	33
Income tax expense/(benefit)	1
Income/(loss), net of tax	(5)
of which German private banking business	(6)
Transaction-related (CHF million)
Gain on disposal	200
of which German private banking business	109
of which CFIG	91
Operating expenses	54
of which German private banking business	48
Income tax expense/(benefit)	39
of which CFIG	42
Income/(loss), net of tax	107
of which German private banking business	61
of which CFIG	49
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	102
of which German private banking business	55
of which CFIG	49